CONCENTRATION OF RISKS	12 Months Ended
Dec. 31, 2024
CONCENTRATION OF RISKS
CONCENTRATION OF RISKS

3.    CONCENTRATION OF RISKS

Concentration of credit risk

Assets that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents. As of December 31, 2024, substantially all of the Group’s cash and cash equivalents were deposited in financial institutions located in the mainland China, Hong Kong, Ethiopia and United States, which management believes are of high credit quality.

Concentration of customers

For the years ended December 31, 2022, 2023 and 2024, the customers accounted for 10% or more of the Group’s revenues generated from continuing operations were as follows:

	For the years ended December 31,
	2022		2023	2024
A	*	%	14.4%	* %
B	*	%	11.5%	13.1%
C	*	%	* %	16.2%

As of December 31, 2023 and 2024, the customers accounted for 10% or more of the Group’s accounts receivable generated from continuing operations were as follows:

	As of	As of
	December 31,	December 31,
	2023	2024
A	45.7%	29.4%
B	21.3%	* %
C	14.8%	19.3%
D	* %	28.9%

Concentration of suppliers

For the years ended December 31, 2022, 2023 and 2024, the suppliers accounted for 10% or more of the Group’s costs generated from continuing operations were as follows:

	For the years ended December 31,
	2022	2023	2024
A	24.9%	54.0%	48.0%

As of December 31, 2023 and 2024, the suppliers accounted for 10% or more of the Group’s accounts payable generated from continuing operations were as follows:

	As of	As of
	December 31,	December 31,
	2023	2024
A	* %	100%
B	79.5%	*	%
C	16.3%	*	%

*Less than 10%